Financing receivables, net (Schedule Of Accounts Financing Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Less: allowance for expected credit loss on financing receivables	$ 0	$ (18,213)	$ (18,556)
Financing receivables, net	$ 0	0
Micro-credit personal loans
Financing receivables, gross		$ 18,213